Property, Plant and Equipment, Net (Details) - USD ($)		12 Months Ended
	Mar. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses		$ 52,079	$ 57,517	$ 164,419
Sale and purchase total consideration	$ 4,245,378
Building cost		4,245,378
Secure long-term		4,221,256
Borrowings		$ 2,727,955